Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (610,775)	$ (814,366)	$ 3,516	$ 4,685	$ 51,470	$ 68,627